NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 29, 2013

TO THE SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2013

Class B shares of Nuveen North Carolina Municipal Bond Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-NCS-1013P